Retirement Plans (Details 10) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2012 Other Funds [Member]	Dec. 31, 2011 Other Funds [Member]	Dec. 31, 2012 Other Funds [Member] Level 3 [Member]	Dec. 31, 2011 Other Funds [Member] Level 3 [Member]
Effect of significant unobservable inputs changes in plan assets
Fair value of plan assets, beginning of year	$ 2,309	$ 2,069	$ 2,052	$ 76	$ 106	$ 76	$ 106	$ 106	$ 101
Actual net gains (losses) on plan assets:
Held at the end of the year								7	12
Sold during the year								5	2
Total net gains (losses)								12	14
Net purchases (sales and settlements)								(42)	(9)
Net (decrease) increase								(30)	5
Fair value of plan assets, end of year	$ 2,309	$ 2,069	$ 2,052	$ 76	$ 106	$ 76	$ 106	$ 76	$ 106